Ordinary Shares - Schedule of Ordinary Shares (Details) - Ordinary Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares, Beginning balance	95,847,071	95,700,805
Ordinary shares, Beginning balance	$ 10	$ 10
Number of shares, Exercise of share options		131,268
Ordinary shares, Exercise of share options
Number of shares, Vesting of RSUs	205,500	15,000
Ordinary shares, Vesting of RSUs
Number of shares, Cancel of ordinary shares		(2)
Ordinary shares, Cancel of ordinary shares
Number of shares, Ending balance	96,052,571	95,847,071
Ordinary shares, Ending balance	$ 10	$ 10